Deferred income taxes and tax credit	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Deferred income taxes and tax credit	Deferred income taxes and tax credit
Unrecognized temporary differences, unused tax losses and unused tax credits

(in KUSD)	December 31, 2020	December 31, 2019
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
Taxes losses	613,206	437,013
Unused R&D US tax credit	26,255	10,765
Deductible temporary differences related to the retirement benefit plan	3,543	2,684
Deductible temporary differences related to IFRS 16	338	(39)
Offset of recognized temporary differences related to intangible assets	(2,364)	(2,364)
Temporary difference related to investment in joint venture	(24,368)	—
Temporary difference related to convertible loan	(27,614)	—
Total	588,996	448,059
Tax loss carryforwards
Potential deferred income tax assets from tax loss carryforwards exceed deferred tax liabilities. Deferred income tax assets from tax loss carryforwards are initially recognized to the extent of suitable deferred income tax liabilities, then to the extent that the realization of the related tax benefit through future taxable profits is probable. On this basis, the Company has decided not to recognize any deferred income tax assets at December 31, 2020 or 2019. The amounts of deferred income tax assets that arise from sources other than tax loss carryforwards and the amounts of deferred income tax liabilities are insignificant in comparison to the unrecognized tax loss carryforwards.
Tax losses not recognized and to be carried forward (in KUSD):

Years of expiry	December 31, 2020	December 31, 2019
2020	—	14,735
2021	19,889	19,889
2022	31,128	31,128
2023	38,441	38,441
2024	92,012	92,012
Beyond 2025	431,736	240,808
	613,206	437,013
All of these carryforwards relate to the Company. In 2020, unused tax losses of KUSD 14,735 expired (2019: KUSD 6,209).
Deferred income tax assets from USA R&D tax credit carryforwards are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. On this basis, the Group has not recognized deferred tax assets related to the following tax credits carried forward:
R&D USA tax credits carried forward (in KUSD):

Years of expiry	December 31, 2020	December 31, 2019
2036	1,059	783
2037	2,569	1,839
2038	7,117	3,387
2039	7,026	4,756
2040	8,484	—
	26,255	10,765
An amount of KUSD 546 was utilized in 2020 (KUSD 436 in 2019), as per note 11 “Income tax expenses”.
These R&D tax credits, which may be carried forward for up to 20 years, relate entirely to ADCT America.